INTANGIBLE ASSETS (Schedule of Patents) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
Patents	$ 579,235	$ 509,360
Less: Accumulated amortization	35,695	20,834
Intangible assets - net	$ 543,540	$ 488,526